Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payment arrangement
Schedule of detail of personnel expenses

	Million of euros
	2018	2017	2016
Wages and salaries	8,824	8,879	8,133
Social Security costs	1,412	1,440	1,291
Additions to provisions for defined benefit pension plans (Note 25)	84	88	81
Contributions to defined contribution pension funds	287	271	266
Other Personnel expenses	1,258	1,369	1,233
	11,865	12,047	11,004

Schedule of average number of employees

	Average number of employees
	2018	2017	2016
The Bank:
Senior management (*)	22	64	76
Other line personnel	30,399	21,327	20,291
Clerical staff (**)	—	—	1,904
General services personnel (**)	—	—	13
	30,421	21,391	22,284
Rest of Spain	7,944	12,703	6,925
Santander UK plc	18,757	19,079	19,428
Banco Santander (Brasil) S.A.	46,645	46,210	48,052
Other companies (***)	98,062	96,349	94,946
	201,829	195,732	191,635

(*)    During 2018, categories of deputy assistant executive vice president and above were erased.

(**)  During 2017, clerical staff and general services personnel categories were erased considering all the staff in the aforementioned categories on the other line personnel category.

(***)  Does not include staff affected by discontinued operations.

Schedule of functional breakdown of final employment by gender

The functional breakdown (final employment), by gender, at December 31, 2018 is as follows:

	Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	913	260	6,735	3,711	26,173	32,759
Latin America and Others	523	100	6,427	4,256	40,729	54,952
United Kingdom	107	39	1,309	640	9,218	13,862
	1,543	399	14,471	8,607	76,120	101,573

The same information, expressed in percentage terms at December 31, 2018, is as follows:

	Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	78%	22%	64%	36%	44%	56%
Latin America and Others	84%	16%	60%	40%	43%	57%
United Kingdom	73%	27%	67%	33%	40%	60%
	79%	21%	63%	37%	43%	57%

Schedule of number of employees with disabilities

Average number of employees (*)
2018
Senior management	6
Other management	64
Other staff	3,366
3,436

(*)  An employee with disabilities is considered to be a person who is recognised by the State or the company in each jurisdiction where the Group operates and that entitles them to receive direct monetary assistance, or other types of aid such as, for example, reduction of their taxes. In the case of Spain, employees with disabilities have been considered to be those with a degree of disabilities greater than or equal to 33%. The amount does not include employees in the United States.

Schedule of deferred variable remuneration systems
Deferred variable remuneration systems	Description	Plan`s beneficiaries	Conditions	Calculation Base
(i) Deferred and conditional variable remuneration plan (2013)	The purpose of this plan is to defer a portion of the variable remuneration of the beneficiaries over a period of three years for it to be paid in Santander shares.	Group executives or employees whose variable remuneration or annual bonus for 2013 exceeded, in general, EUR 0.3 million (gross)

In addition to that of the beneficiary remaining in the Group's employ, that none of the following circumstances should occur in the period prior to each deliveries:

(i)    Poor financial performance of the Group;

(ii)  breach by the beneficiary of internal regulations, including, in particular, those relating to risks;

(iii)  material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards; or

(iv) Significant changes in the Group’s economic capital or risk profile.

The amount in shares is calculated based on the tranches of the following scale:

-      300 thousand euros or less 0% deferred

-      300 to 600 thousand euros 20% deferred

-      More than 600 thousand euros 30% deferred.

Deferral period: 3 years.

Deferred variable remuneration systems	Description	Plan`s beneficiaries	Conditions	Calculation Base
(ii) Deferred conditional variable remuneration plan (2013, 2014, 2015, 2016, 2017 and 2018)

The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three years for the third (2013), fourth (2014), sixth (2016) cycles, and over three or five years for the fifth (2015), seventh (2017) and eight (2018) cycles, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

Executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration which puts them on the same remuneration level as senior executives and employees who assume risks (Fifth, fourth and third cycle)

In the case of the seventh, sixth and eight cycle, the beneficiaries are Material Risk Takers (Identified staff) that are not beneficiaries of the Deferred Multiyear Objectives Variable Remuneration Plan.

For the third, fourth, fifth and sixth cycles (2013 to 2016), the accrual of deferred compensation is conditioned, in addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations upon none of the following circumstances existing during the period prior to each of the deliveries, pursuant to the provisions set forth in each case in the plan regulations:

(i)    Poor financial performance of the Group;

(ii)  breach by the beneficiary of internal regulations, including, in particular, those relating to risks;

(iii) material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards; or

(iv)  Significant changes in the Group’s economic capital or risk profile

In the case of the seventh and eight cycles (2017 and 2018), the accrual of deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations, to no assumptions in which there is a poor performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:

(i)    significant failures in risk management committed by the entity , or by a business unit or risk control unit;

(ii)  the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures;

(iii) Regulatory sanctions or judicial sentences for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity; and

(iv) Irregular behaviours, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of the persons or bodies that made those decisions.

Paid half in cash and half in shares

Third cycle (2013), 3 years deferral:

-      Executive directors: 40% and 60% immediate and deferred payments, respectively.

-      Division directors and other executives of the Group with a similar profile: 50% and 50% immediate and deferred payments, respectively.

-      Other Executives part of the Identified Staff: 40% and 60%, immediate and deferred payments, respectively.

Fourth and fifth cycles (2014 and 2015, respectively):

-      Executive directors and members of the Identified Staff with total variable remuneration higher than 2.6 million euros: 40% paid immediately and 60% deferred over 5 years (3 years in fourth cycle).

-      Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff  with total variable remuneration between 1.7 million euros (1.8 million in fourth cycle) and 2.6 million euros: 50% paid immediately and 50% deferred over5 years (3 years in fourth cycle)

-      Other beneficiaries: 60% paid immediately and 40% deferred over 3 years.

Sixth cycle (2016):

-      60% of bonus will be paid immediately and 40% deferred over a three year period.

Seventh and eight cycle (2017 and 2018):

-      Executive Directors and members of identified staff  with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years

-      Executive Directors and members of identified staff  with total Variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50% paid over 5 years

-      Other beneficiaries: 60% paid immediately and 40% deferred over 3 years.

Deferred variable remuneration systems	Description	Plan`s beneficiaries	Conditions	Calculation Base
(iii) Performance share plan (2014 and 2015)

The purpose is to instrument a portion of the variable remuneration of the executive directors and other members of the Identified Staff, consisting of a long-term incentive (ILP) in shares based on the Bank's performance over a multiannual period. In addition, the second cycle (2015) also applies to other Bank employees not included in the Identified Staff or Material Risk Takers, in respect of whom it is deemed appropriate that the potential delivery of Bank shares be included in their remuneration package in order to better align the employee's interests with those of the Bank.

Executive Directors and senior managers Other Material Risk Takers or Identified Staff Other beneficiaries in the case only of the second cycle.

In addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations, the delivery of shares to be paid on the ILP payment date based on compliance with the related multiannual target is conditional upon none of the following circumstances existing during the period prior to each of the:

(i)    Poor financial performance of the Group;

(ii)  breach by the beneficiary of internal regulations, including, in particular, those relating to risks;

(iii) material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards; or

(iv)significant changes in the Group's economic capital or risk profile

For the second cycle (2015), based on the maximum benchmark value (20%), at the proposal of the remuneration committee, the Board of Directors will set the maximum number of shares, the value in euros of which is called the "Agreed-upon Amount of the ILP", taking into account (i) the Group's earnings per share (EPS) and (ii) the Group's return on tangible equity (RoTE) for 2015 with respect to those budgeted for the year.

First cycle (2014):

-Relative Total Shareholder Return (TSR) measured against a group of 15 comparable institutions (the “peer group”) in the periods 2014-2015; 2014-2016; and 2014-2017

Second cycle (2015),  the basis of calculation is the fulfilment of the following objectives:

-Relative performance of the earning per share growth (EPS) growth of the Santander Group for the 2015-2017 period compared to a peer group of 17 credit institutions.

-ROTE of the Santander Group for financial year 2017

-Employee satisfaction, measured by whether or not the corresponding Group company is included in the "Top 3" of the best banks to work for.

-number of principal markets in which Santander is in the Top 3 of the best banks on the customer satisfaction index in 2017

-retail loyal clients

-SME and corporate loyal clients

Deferred variable remuneration systems	Description	Plan`s beneficiaries	Conditions	Calculation Base
(iv) Deferred Multiyear Objectives Variable Remuneration Plan (2016, 2017 and 2018)

The aim is simplifying the remuneration structure, improving the ex ante risk adjustment and increasing the impact of the long-term objectives on the Group's most relevant roles.

The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three or five years, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below. The accrual of the last third of the deferral (in the case of 3 years deferral) of the last three fifths (in the case of 5 years deferral) is also subject to long-term objectives.

Executive directors, senior management and certain executives of the most relevant roles in the Group.

In 2016 (first cycle), the accrual is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations that none of The following circumstances during the period prior to each of the deliveries in the terms set forth in each case in the plan's regulations:

(i)     Poor performance of the Group;

(ii)  breach by the beneficiary of the internal regulations, including in particular that relating to risks;

(iii) material restatement of the Group's consolidated financial statements, except when appropriate under a change in accounting regulations; Or

(iv) Significant changes in the Group's economic capital or risk profile.

In 2017 and 2018 (second and third cycles), the accrual is conditioned, in addition to the beneficiary permanence in the Group, with the exceptions contained in the plan's regulations, to the non-occurrence of instances of poor financial performance from the entity as a whole or of a specific division or area thereof or of the exposures generated by the personnel, at least the following factors must be considered:

(i)   Significant failures in risk management committed by the entity, or by a business unit or risk control unit;

(ii)  the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures;

(iii)  Regulatory sanctions or court rulings for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity; and

(iv) Irregular behaviours, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons or bodies that made those decisions.

First cycle (2016):

-        Executive directors and members of the Identified Staff with total variable remuneration higher than or equal to 2.7 million euros: 40% paid immediately and 60% deferred over a 5 year period.

-        Senior managers, country heads of countries representing at least 1% of the Group´s capital and other members of the identified staff whose total variable remuneration is between 1.7 million and 2.7 million euros: 50% paid immediately and 50% deferred over a 5 year period.

-       Other beneficiaries: 60% paid immediately and 40% deferred over a 3 year period.

The second and third cycles (2017 and 2018, respectively) are under the same deferral rules, save for the variable remuneration considered is target and not the actual award.

In 2016 the metrics for the deferred portion subject to long-term objectives are:

-        Earnings per share (EPS) growth in 2018 over 2015.

-        Relative Total Shareholder Return (TSR) measured against a group of credit institutions.

-        Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial year 2018.

-        Compliance with Santander Group’s underlying return on risk-weighted assets (“RoRWA”) growth target for financial year 2018 compared to financial year 2015.

In 2017 (second cycle) and 2018 (third cycle) the metrics for the deferred portion subject to long-term objectives are:

-        EPS growth in 2019 over 2016 and in 2020 over 2017, for each respective cycle

-        Relative Total Shareholder Return (TSR) measured against a group of 17 credit institutions.in the periods 2017-2019 and 2018.-2019, respectively.

-        Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial years 2019 and 2020, respectively.

Deferred variable remuneration systems	Description	Plan`s beneficiaries	Conditions	Calculation Base

Paid half in cash and half in shares.

The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluding) on the date on which the board decides the bonus for the Executive directors of the Bank.

Schedule of options activity

		Exercise				Date of	Date of
	Number of	price in			Number of	commencement	expiry of
	shares (in	pounds	Year	Employee	persons	of exercise	exercise
	thousand)	sterling (*)	granted	group	(**)	period	period
Plans outstanding at 01/01/16	24,762
Options granted (Sharesave)	17,296	4.91	2016	Employments	7,024	11/01/16	11/01/19
						11/01/16	11/01/21
Options exercised	(338)	3.67
Options cancelled (net) or not exercised	(12,804)	3.51
Plans outstanding at 12/31/16	28,916
Options granted (Sharesave)	3,916	4.02	2017	Employments	4,260	11/01/17	11/01/20
						11/01/17	11/01/22
Options exercised	(1,918)	3.77
Options cancelled (net) or not exercised	(3,713)	3.40
Plans outstanding at 12/31/17	27,201
Options granted (Sharesave)	6,210	3.46	2018	Employments	4,880	11/01/18	11/01/21
						11/01/18	11/01/23
Options exercised	(3,340)	3.16
Options cancelled (net) or not exercised	(3,233)	3.76
Plans outstanding at 12/31/18	26,838

(*)     At  December 31, 2018, 2017, 2016 and 2015, the euro/pound sterling exchange rate was EUR 1.11790 GBP 1; EUR 1.12710 GBP 1, EUR 1.16798 GBP 1 and EUR 1.36249 GBP 1, respectively.

(**)   Number of accounts/contracts. A single employee may have more than one account/contract.

Performance share plans
Share-based payment arrangement
Schedule of fair value assumptions

PI14
Expected volatility (*)	51.35%
Annual dividend yield based on last few years	6.06%
Risk-free interest rate (Treasury Bond yield (zero coupon) over the period of the plan)	4.073%

(*)    Calculated on the basis of historical volatility over the corresponding period (three years).

Sharesave plan
Share-based payment arrangement
Schedule of fair value assumptions

	2018	2017	2016
Risk-free interest rate	1.27%‑1.40%	0.89%‑1.08%	0.31%‑0.41%
Dividend increase	5.6%‑6.12%	5.48%‑5.51%	5.92%‑6.21%
Implied volatility of underlying shares based on expected life of the options	23.99%‑24.17%	26.16%‑26.31%	31.39%‑32.00%
Expected life of options granted	3 and 5 years	3 and 5 years	3 and 5 years